Debt Financings (Details 3) (USD $)	3 Months Ended			3 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended	0 Months Ended	3 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended			1 Months Ended		1 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended
	Mar. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Secured Debt	Dec. 31, 2012 Secured Debt	Mar. 31, 2013 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Feb. 23, 2012 Secured Debt AeroTurbine Revolving Credit Agreement Subsidiary borrower	Mar. 31, 2013 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	Dec. 31, 2012 Secured Debt AeroTurbine Revolving Credit Agreement LIBOR Subsidiary borrower	May 31, 2009 Secured Debt Subordinated financing, related party, May 2009 Non-restricted subsidiary	Mar. 31, 2013 Secured Debt Subordinated financing, related party, May 2009 LIBOR Non-restricted subsidiary	Jan. 16, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	Mar. 31, 2013 Secured Debt 2009 Aircraft Financings, Borrowings from third parties	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2009 Aircraft Financings, Borrowings from third parties Non-restricted subsidiary	May 31, 2009 Secured Debt 2009 Aircraft Financings, Borrowings from third parties LIBOR Non-restricted subsidiary	Mar. 20, 2013 Secured Debt Aircraft financings June 2009	Mar. 31, 2013 Secured Debt Aircraft financings June 2009	Jun. 30, 2009 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Mar. 31, 2013 Secured Debt Aircraft financings June 2009 Non-restricted subsidiary item	Mar. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Mar. 31, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 29, 2013 Secured Debt Term loan facility March 2012 Non-restricted subsidiary	Mar. 30, 2012 Secured Debt Term loan facility March 2012 Non-restricted subsidiary item	Mar. 31, 2013 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Prior to March 30, 2014 Non-restricted subsidiary	Mar. 31, 2013 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt Term loan facility March 2012 Period between March 30, 2014 and March 30, 2015 Non-restricted subsidiary	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 Non-restricted subsidiary item	Apr. 30, 2012 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Dec. 31, 2010 Secured Debt 2010 term loans, maturing on March 17, 2016 LIBOR Non-restricted subsidiary	Mar. 31, 2013 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Dec. 31, 2012 Secured Debt 2012 Term Loans Subsidiary borrower Maximum	Apr. 05, 2013 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsequent event	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower item	Dec. 31, 2011 Secured Debt 2012 term loan, maturing on June 30, 2017 Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 LIBOR Subsidiary borrower	Feb. 29, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Feb. 23, 2012 Secured Debt 2012 term loan, maturing on June 30, 2017 Base rate Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 Subsidiary borrower item	Apr. 30, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 12, 2012 Secured Debt 2012 term loan, maturing on April 12, 2016 LIBOR Subsidiary borrower	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Subsequent event item	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Prior to October 05, 2013 Subsequent event	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 LIBOR Subsequent event	Apr. 05, 2013 Secured Debt Amended 2012 term loan, maturing on June 30, 2017 Base rate Subsequent event
Debt financings
Maximum borrowing capacity								$ 430,000,000																		$ 203,000,000	$ 203,000,000
Additional increase in borrowing capacity on the line of credit available at the entity's option						70,000,000	70,000,000
Variable rate basis									LIBOR	LIBOR		LIBOR					LIBOR																		LIBOR	LIBOR							LIBOR		Base Rate				LIBOR				LIBOR	Base Rate
Margin added to variable rate basis (as a percent)									3.00%	3.00%																									5.00%	5.00%								4.00%		3.00%				3.75%			2.75%	1.75%
Amount outstanding under the facility						269,900,000	260,000,000
Subordinated financing provided to subsidiary											39,000,000
Number of subsidiaries entered into loan agreement																											1														1						1
Issuance of debt															106,000,000					55,400,000														550,000,000						900,000,000							550,000,000	550,000,000
Loan outstanding	24,134,368,000	24,342,787,000	24,384,272,000													66,000,000					34,100,000																		900,000,000												750,000,000
Net book value of aircraft				17,312,787,000	17,550,276,000											127,100,000					84,300,000																					1,660,000,000					1,000,000,000
Aircraft owned by subsidiary																					1	1
Amortization period																				5 years	5 years
Loan due for payment in 2014																				27,500,000	27,500,000
Fixed interest rate (as a percent)																				6.58%	6.58%
Number of aircraft designated as collateral	2																																	37						62							35	36			54
Loan-to-value ratio (as a percent)																																		57.00%							54.00%						55.00%				55.00%
Interest rate floor (as a percent)																																				2.00%								1.00%						1.00%			0.75%
Average interest rate (as a percent)																								4.733%	4.733%
Prepayment penalty percentage																												2.00%	2.00%	1.00%	1.00%																					1.00%
Required loan-to-value ratio (as a percent)																																					63.00%	63.00%
Number of Boeing 737-800s aircraft to be financed																							7
Principal amortization period																								6 years	6 years
Write off of unamortized deferred financing costs				2,500,000									1,700,000					800,000
Prepayment of debt														$ 106,000,000					$ 55,400,000													$ 550,000,000	$ 550,000,000						$ 150,000,000